Description of the Business - Yorkville Purchase Agreement and Yorkville Standby Equity Purchase Agreement - Additional Information (Detail) - USD ($)										1 Months Ended		3 Months Ended		6 Months Ended		12 Months Ended
	Aug. 14, 2024	Aug. 09, 2024	Apr. 08, 2024	Apr. 01, 2024	Mar. 26, 2024	Feb. 05, 2024	Dec. 11, 2023	Nov. 14, 2023	Jan. 06, 2023	Nov. 14, 2023	Nov. 14, 2023	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Aug. 13, 2024	May 02, 2024	Apr. 12, 2024	Nov. 13, 2023	Apr. 12, 2023	May 27, 2022
Nature Of Operations [Line Items]
Fair value of combined embedded derivative												$ 128,000		$ 128,000		$ 37,000
Impact of fair value of combined embedded derivative																23,000
Net proceeds from debt issuance amount														9,250,000	$ 15,000,000	39,000,000
Change in fair value of embedded derivative resulting in other income (loss)												75,000		78,000
Amended and Restated Nomura Promissory Note [Member]
Nature Of Operations [Line Items]
Aggregate principal amount					$ 30,000,000																$ 28,900,000	$ 26,300,000
Interest rate																						16.00%	8.00%
Extended maturity date					Sep. 30, 2025
YA II PN, Ltd [Member]
Nature Of Operations [Line Items]
Aggregate principal amount												$ 14,500,000		$ 14,500,000		$ 10,000,000
Standby Equity Purchase Agreement [Member] | YA II PN, Ltd [Member] | Convertible Notes
Nature Of Operations [Line Items]
Payment of advance for shares of common stock in event of termination								$ 250,000,000		$ 250,000,000	$ 250,000,000
Aggregate principal amount			$ 5,000,000					$ 15,000,000		$ 15,000,000	$ 15,000,000									$ 13,000,000
Net proceeds from debt issuance amount			$ 4,750,000
Interest rate								5.00%		5.00%	5.00%
Percentag of aggregate proceeds used to pay amounts outstanding										50.00%	50.00%
Percentage of proceeds used to pay amounts due under Convertible Notes										50.00%	50.00%
Percentage of payment of aggregate purchase price of shares										9.99%	9.99%
Increase Decrease interest percentage								18.00%		18.00%
VWAP of shares during prior date								120.00%		120.00%
VWAP five consecutive trading days								95.00%		95.00%
Closing price the trading day								20.00%		20.00%
Monthly payment						$ 1,500,000				$ 1,500,000	$ 1,500,000
Exchange Cap or the amount of shares of common stock										9.99%
Premium and accrued and unpaid interest										5.00%
Aggregate number of shares of common stock issued and outstanding as of the effective date										19.99%
Floor price trigger			$ 1	$ 0.5				$ 1.28		$ 1.28	$ 1.28								$ 0.5
Extended maturity date			Sep. 30, 2025
Class A Issuances, shares												1,809,102		1,809,102
Reduction In Debt Principal Owing														$ 500,000
Reduction in interest amount														$ 100,000
Payments to reduce amended and restated nomura promissory note												$ 600,000
Standby Equity Purchase Agreement [Member] | YA II PN, Ltd [Member] | Convertible Notes | Maximum [Member]
Nature Of Operations [Line Items]
Sale of stock, price per share												$ 0.84		$ 0.84
Standby Equity Purchase Agreement [Member] | YA II PN, Ltd [Member] | Convertible Notes | Minimum [Member]
Nature Of Operations [Line Items]
Sale of stock, price per share												$ 0.58		$ 0.58
Standby Equity Purchase Agreement [Member] | YA II PN, Ltd [Member] | Tranch One [Member] | Convertible Notes
Nature Of Operations [Line Items]
Aggregate principal amount								$ 5,000,000		$ 5,000,000	$ 5,000,000
Net proceeds from debt issuance amount								4,730,000
Standby Equity Purchase Agreement [Member] | YA II PN, Ltd [Member] | Tranch Two [Member] | Convertible Notes
Nature Of Operations [Line Items]
Aggregate principal amount							$ 5,000,000	5,000,000		5,000,000	5,000,000
Net proceeds from debt issuance amount							$ 4,750,000	4,730,000
Subsequent Event [Member] | Amended and Restated Nomura Promissory Note [Member]
Nature Of Operations [Line Items]
Aggregate principal amount					$ 30,000,000
Extended maturity date					Sep. 30, 2025
Subsequent Event [Member] | Standby Equity Purchase Agreement [Member] | YA II PN, Ltd [Member] | Convertible Notes
Nature Of Operations [Line Items]
Aggregate principal amount			$ 5,000,000																	$ 13,000,000
Net proceeds from debt issuance amount			$ 4,750,000
Monthly payment						$ 1,500,000
Floor price trigger			$ 1															$ 0.15
Extended maturity date			Sep. 30, 2025
Subsequent Event [Member] | Standby Equity Purchase Agreement [Member] | YA II PN, Ltd [Member] | Convertible Notes | Previously Reported [Member]
Nature Of Operations [Line Items]
Floor price trigger				$ 1
VRM [Member] | Standby Equity Purchase Agreement [Member] | YA II PN, Ltd [Member]
Nature Of Operations [Line Items]
Percentage of proceeds from repayment of debt				25.00%
VRM [Member] | Subsequent Event [Member] | Standby Equity Purchase Agreement [Member] | YA II PN, Ltd [Member]
Nature Of Operations [Line Items]
Percentage of proceeds from repayment of debt				25.00%
Common Stock [Member] | Common Stock Purchase Agreement [Member] | YA II PN, Ltd [Member]
Nature Of Operations [Line Items]
Option to sell maximum shares value under purchase agreement									$ 1,000,000,000
Common Stock [Member] | Standby Equity Purchase Agreement [Member] | YA II PN, Ltd [Member]
Nature Of Operations [Line Items]
Option to sell maximum shares value under purchase agreement								$ 250,000,000		$ 250,000,000	$ 250,000,000
Mandatory minimum amount										100.00%
Stock purchased price										98.00%
Minimum VWAP of shares										97.00%
Common Stock [Member] | Subsequent Event [Member] | Standby Equity Purchase Agreement [Member] | YA II PN, Ltd [Member]
Nature Of Operations [Line Items]
Class A Issuances, shares	4,500,000
Sale of stock, price per share		$ 0.3
Common stock sold		50,000,000
Sale of stock current additional capacity estimated amount		$ 13,600,000
Class A [Member] | Common Stock Purchase Agreement [Member] | Cantor Fitzgerald [Member]
Nature Of Operations [Line Items]
Date of termination									Jan. 06, 2023
Class A [Member] | Common Stock Purchase Agreement [Member] | YA II PN, Ltd [Member]
Nature Of Operations [Line Items]
Option to sell maximum shares value under purchase agreement									$ 1,000,000,000
Class A [Member] | Common Stock [Member]
Nature Of Operations [Line Items]
Class A Issuances, shares												2,994,918	1,444,085	3,971,186	2,295,822	11,660,821	2,340,683